Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 5,514,632	$ 4,966,666
Total deferred tax assets	5,514,632	4,666,666
Valuation allowance	(5,514,632)	(4,966,666)
Net deferred tax assets